MORGAN STANLEY INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002


DEAR SHAREHOLDER:

During the 12 months ended October 31, 2002, U.S. economic indicators fluctuated between stronger and weaker growth. The economy continued to recover from recession and the aftermath of September 11. Real gross domestic product
(GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. In the spring, the economy began to send mixed signals and the recovery lost momentum. Weakness in manufacturing and capital spending combined with corporate-accounting scandals and geopolitical turmoil to slow GDP to a 1.3 percent annual rate in the second quarter. The strongest consumer spending of the year and the restocking of inventories led to 4.0 percent annual growth in the third quarter.

As the economy gained strength in the first few months of 2002, a general consensus developed that the Federal Reserve Board would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus shifted to favoring bonds as labor market and capital-spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral toward one of easing. The market's expectations of eventual rate hikes were scaled back and bonds rallied. A mid-October surge in the equity markets created a downdraft in bond prices. However, renewed concerns about the economy helped bond prices improve by month-end. On November 6, 2002, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.


MUNICIPAL MARKET CONDITIONS

The economic environment and unsettled equity markets lowered municipal yields to levels last seen in the 1960s. The yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March to a low of 4.74 percent in September. The index yield stood at 4.96 percent at the end of October 2002. Throughout the period the slope of the municipal yield curve remained steep. The yield pickup for extending maturities from 1 to 30 years averaged 350 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the summer rally in Treasuries, the ratio jumped to 102 percent in September but declined to 99 percent by the end of October. These levels imply that municipals are cheap relative to Treasuries.

State and local governments took advantage of lower interest rates to refinance outstanding debt in a manner similar to homeowners refinancing their mortgages. Refinancing activity contributed to a surge in municipal bond underwriting, and long-term volume increased 27 percent to a record $292 billion in the

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED


first ten months of 2002. Refunding issues represented almost one-quarter of the total. California, Florida, New York, and Texas, the largest states in terms of issuance, represented 40 percent of the national volume. Issuance is on track to raise calendar year 2002's volume to more than $325 billion.


                          30-Year Bond Yields 1997-2002

                Insured                               Insured Municipal Yields
Date       Municipal Yields   U.S. Treasury Yields  U.S. Treasury Yields (Ratio)
----       ----------------   --------------------  ----------------------------
12/31/96         5.60                 6.63                    84.46%
01/31/97         5.70                 6.79                    83.95%
02/28/97         5.65                 6.80                    83.09%
03/31/97         5.90                 7.10                    83.10%
04/30/97         5.75                 6.94                    82.85%
05/30/97         5.65                 6.91                    81.77%
06/30/97         5.60                 6.78                    82.60%
07/30/97         5.30                 6.30                    84.13%
08/31/97         5.50                 6.61                    83.21%
09/30/97         5.40                 6.40                    84.38%
10/31/97         5.35                 6.15                    86.99%
11/30/97         5.30                 6.05                    87.60%
12/31/97         5.15                 5.92                    86.99%
01/31/98         5.15                 5.80                    88.79%
02/28/98         5.20                 5.92                    87.84%
03/31/98         5.25                 5.93                    88.53%
04/30/98         5.35                 5.95                    89.92%
05/29/98         5.20                 5.80                    89.66%
06/30/98         5.20                 5.65                    92.04%
07/31/98         5.18                 5.71                    90.72%
08/31/98         5.03                 5.27                    95.45%
09/30/98         4.95                 5.00                    99.00%
10/31/98         5.05                 5.16                    97.87%
11/30/98         5.00                 5.06                    98.81%
12/31/98         5.05                 5.10                    99.02%
01/31/99         5.00                 5.09                    98.23%
02/28/99         5.10                 5.58                    91.40%
03/31/99         5.15                 5.63                    91.47%
04/30/99         5.20                 5.66                    91.87%
05/31/99         5.30                 5.83                    90.91%
06/30/99         5.47                 5.96                    91.78%
07/31/99         5.55                 6.10                    90.98%
08/31/99         5.75                 6.06                    94.88%
09/30/99         5.85                 6.05                    96.69%
10/31/99         6.03                 6.16                    97.89%
11/30/99         6.00                 6.29                    95.39%
12/31/99         5.97                 6.48                    92.13%
01/31/00         6.18                 6.49                    95.22%
02/29/00         6.04                 6.14                    98.37%
03/31/00         5.82                 5.83                    99.83%
04/30/00         5.91                 5.96                    99.16%
05/31/00         5.91                 6.01                    98.34%
06/30/00         5.84                 5.90                    98.98%
07/31/00         5.73                 5.78                    99.13%
08/31/00         5.62                 5.67                    99.12%
09/30/00         5.74                 5.89                    97.45%
10/31/00         5.65                 5.79                    97.58%
11/30/00         5.55                 5.61                    98.93%
12/31/00         5.27                 5.46                    96.52%
01/31/01         5.30                 5.50                    96.36%
02/28/01         5.27                 5.31                    99.25%
03/31/01         5.26                 5.44                    96.69%
04/30/01         5.45                 5.79                    94.13%
05/31/01         5.40                 5.75                    93.91%
06/30/01         5.35                 5.76                    92.88%
07/30/01         5.16                 5.52                    93.48%
08/31/01         5.07                 5.37                    94.41%
09/30/01         5.20                 5.42                    95.94%
10/31/01         5.04                 4.87                   103.49%
11/30/01         5.17                 5.29                    97.73%
12/31/01         5.36                 5.47                    97.99%
01/31/02         5.22                 5.43                    96.13%
02/28/02         5.14                 5.42                    94.83%
03/31/02         5.43                 5.80                    93.62%
04/30/02         5.30                 5.59                    94.81%
05/31/02         5.29                 5.62                    94.13%
06/30/02         5.27                 5.51                    95.64%
07/31/02         5.12                 5.30                    96.60%
08/31/02         5.00                 4.93                   101.42%
09/30/02         4.74                 4.67                   101.50%
10/31/02         4.92                 4.99                    98.60%


PERFORMANCE

The net asset value (NAV) of Morgan Stanley Insured Municipal Securities (IMS) decreased from $15.90 to $15.81 per share for the fiscal year ended October 31, 2002. Based on this change plus the reinvestment of tax-free dividends totaling $0.7175 per share and a long-term capital gain distribution of $0.22 per share, the Trust's total NAV return was 6.02 percent. IMS's value on the New York Stock Exchange (NYSE) decreased from $15.03 to $14.29 per share during the same period. Based on this change plus the reinvestment of dividends and distributions, IMS's total market return was 1.38 percent. On October 31, 2002, IMS's NYSE market price was at a 9.61 percent discount to its NAV.

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED


Monthly dividends for the fourth quarter of 2002 were declared in September. Beginning with the October payment the monthly payment was decreased from $0.0600 to $0.0575 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings power. The Trust's level of undistributed net investment income was $0.116 per share on October 31, 2002, versus $0.074 per share last year.


PORTFOLIO STRUCTURE

The Trust's net assets of $123 million were diversified among 14 long-term sectors and 44 credits. At the end of October, the portfolio's average maturity was 20 years. Average duration, a measure of sensitivity to interest-rate changes, was 5.3 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost
(book) yields are also shown.


LOOKING AHEAD
The Federal Reserve Board's cautious approach toward an eventual rate tightening earlier this year helped stabilize the fixed-income markets. In fact, the Fed's current willingness to be accommodative resulted in a major bond rally during the second and third calendar quarters. We believe that the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the 12-month period ended October 31, 2002, the Trust purchased and retired 198,400 shares of common stock at a weighted average market discount of 6.05 percent.

We appreciate your ongoing support of Morgan Stanley Insured Municipal Securities and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
    --------------------------               ---------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Insured Municipal Securities
Letter to the Shareholders o October 31, 2002 continued

LARGEST SECTORS                                CREDIT ENHANCEMENTS
AS OF OCTOBER 31, 2002                         AS OF OCTOBER 31, 2002
(% OF NET ASSETS)                              (% OF LONG-TERM PORTFOLIO)
[GRAPHIC OMITTED]                              [GRAPHIC OMITTED]
WATER & SEWER          20%                     MBIA            34%
ELECTRIC               17%                     AMBAC           27%
TRANSPORTAION          13%                     FGIC            21%
HOSPITAL                8%                     FSA             16%
EDUCATION               7%                     CONNIE LEE       2%
PUBLIC FACILITIES       7%
GENERAL OBLIGATION      7%

Portfolio structure is subject to change.      Portfolio structure is subject to change.



                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)
                                [GRAPHIC OMITTED]

                                                            ------------------
                                                             WEIGHTED AVERAGE
                                                            MATURITY: 20 YEARS
                                                            ------------------



        0.0%            0.0%          52.0%            45.0%           3.0%
     ---------      ----------     -----------      -----------      ---------
     1-5 Years      5-10 Years     10-20 Years      20-30 Years      30+ Years



 Portfolio structure is subject to change.

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED


                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                OCTOBER 31, 2002
                                [GRAPHIC OMITTED]



                                PERCENT CALLABLE

                                                        ------------------------
                                                            WEIGHTED AVERAGE
                                                        CALL PROTECTION: 6 YEARS
                                                        ------------------------




   5%    17%    21%     0%     0%     0%     0%     11%    8%     15%    23%
  ----   ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
  2002   2003   2004   2005   2006   2007   2008   2009   2010   2011   2012+



                              YEARS BONDS CALLABLE
                               [GRAPHIC OMITTED]

                               COST (BOOK) YIELD*

                                                        ------------------------
                                                             WEIGHTED AVERAGE
                                                             BOOK YIELD: 5.7%
                                                        ------------------------




  6.2%   6.2%   6.3%     0%     0%     0%     0%   5.5%   5.5%   5.3%   5.2%
  ----   ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
  2002   2003   2004   2005   2006   2007   2008   2009   2010   2011   2012+


* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE TRUST'S OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 6.2% ON 5% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
RESULTS OF ANNUAL MEETING


On June 19, 2002, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

(1) Election of Trustees:
    Michael Bozic
    For ...........................    6,542,118
    Withheld ......................      203,951
    Charles A. Fiumefreddo
    For ...........................    6,543,782
    Withheld ......................      202,287
    James F. Higgins
    For ...........................    6,556,298
    Withheld ......................      189,771

The following Trustees were not standing for reelection at this meeting:
Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip
J. Purcell and John L. Schroeder.

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002


 PRINCIPAL
 AMOUNT IN                                                                                COUPON     MATURITY
 THOUSANDS                                                                                 RATE        DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TAX-EXEMPT MUNICIPAL BONDS (96.2%)
              GENERAL OBLIGATION (6.6%)
 $   4,000    Houston, Texas, Refg Ser 2000 (FSA) .....................................    5.75 %     03/01/17   $  4,401,560
     3,500    Illinois, First Ser 2002 (MBIA) .........................................    5.375      07/01/21      3,664,990
 ---------                                                                                                       ------------
     7,500                                                                                                          8,066,550
 ---------                                                                                                       ------------
              EDUCATIONAL FACILITIES REVENUE (6.8%)
     2,000    District of Columbia, National Academy of Sciences Ser 1999 A
                (Ambac) ...............................................................    5.00       01/01/19      2,042,900
     2,000    New York State Dormitory Authority, Fordham University Ser 1994
                (FGIC) ................................................................    5.50       07/01/23      2,082,260
     1,000    Ohio State University, General Receipts Ser 1999 (FSA) ..................    5.25       12/01/19      1,046,870
     2,000    Rhode Island Health & Educational Building Corporation,
                Providence College Ser 1993 (MBIA) ....................................    5.60       11/01/22      2,047,580
     1,000    Southwest Higher Education Authority, Texas, Southern Methodist
                University Ser 2002 (Ambac) ...........................................    5.50       10/01/18      1,085,080
 ---------                                                                                                       ------------
     8,000                                                                                                          8,304,690
 ---------                                                                                                       ------------
              ELECTRIC REVENUE (16.6%)
     4,000    Anchorage, Alaska, Refg Ser 1993 (MBIA) .................................    6.20       12/01/13      4,172,120
     3,000    Municipal Electric Authority of Georgia, Power Ser EE (Ambac) ...........    6.00       01/01/22      3,178,860
     3,400    Kansas City, Kansas, Utility Refg & Impr Ser 1994 (FGIC) ................    6.375      09/01/23      3,714,364
     2,000    Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993
                (MBIA) ................................................................    5.375      01/01/25      2,107,940
     4,000    Utah Municipal Power Agency, Refg Ser 1993 A (FGIC) .....................    5.25       07/01/18      4,124,240
     3,000    Bedford, Virginia, Hydro Ser 1994 (Ambac) ...............................    5.25       06/01/25      3,037,920
 ---------                                                                                                       ------------
    19,400                                                                                                         20,335,444
 ---------                                                                                                       ------------
              HOSPITAL REVENUE (7.7%)
     3,000    Morgan County - Decatur Health Care Authority, Alabama, Decatur
                General Hospital Ser 1994 (Connie Lee) ................................    6.375      03/01/24      3,207,570
     3,000    Volusia County Health Facilities Authority, Florida, Memorial Health
                Refg & Impr Ser 1994 (Ambac) ..........................................    5.75       11/15/20      3,227,730
     3,000    Massachusetts Health & Educational Facilities Authority, Lahey Clinic
                Medical Center Ser B (MBIA) ...........................................    5.375      07/01/23      3,029,040
 ---------                                                                                                       ------------
     9,000                                                                                                          9,464,340
 ---------                                                                                                       ------------
              INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (4.6%)
     5,550    Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc
 ---------      Ser 1992 (AMT) (MBIA) .................................................    6.55       12/01/22      5,678,927
                                                                                                                 ------------
              MORTGAGE REVENUE - MULTI-FAMILY (2.5%)
     3,000    Los Angeles Community Redevelopment Agency, California,
 ---------      Refg Ser 1994 A (Ambac) ...............................................    6.55       01/01/27      3,127,200
                                                                                                                 ------------

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                                COUPON     MATURITY
 THOUSANDS                                                                                 RATE        DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
              MORTGAGE REVENUE - SINGLE FAMILY (0.8%)
 $   1,000    Virginia Housing Development Authority, Commonwealth 2001 Ser J
 ---------      (MBIA) ..............................................................      5.20 %     07/01/19    $  1,026,020
                                                                                                                  ------------
              PUBLIC FACILITIES REVENUE (6.7%)
     4,000    Broward County School Board, Florida, Ser 2001 A COPs (FSA) ...........      5.00       07/01/26       4,027,160
     2,000    Michigan Municipal Bond Authority, Ser 1994 A (FGIC) ..................      6.00       12/01/13       2,189,940
     2,000    New Albany - Floyd County School Building Corporation, Indiana,
                Ser 2002 (FGIC) .....................................................      5.125      01/15/27       2,014,600
 ---------                                                                                                        ------------
     8,000                                                                                                           8,231,700
 ---------                                                                                                        ------------
              RECREATIONAL FACILITIES REVENUE (4.7%)
     2,000    Florida Department of Environmental Protection, Preservation 2000
                Ser 1999 A (FGIC) ...................................................      5.25       07/01/13       2,197,220
     2,500    Metropolitan Pier & Exposition Authority, Illinois, McCormick Place
                Ser 2002 A (MBIA) ...................................................      5.25       06/15/42       2,552,950
     1,000    Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac) .....................      5.25       12/01/32       1,021,810
 ---------                                                                                                        ------------
     5,500                                                                                                           5,771,980
 ---------                                                                                                        ------------
              RESOURCE RECOVERY REVENUE (2.4%)
     2,750    Massachusetts Development Finance Agency, Semass Ser 2001 A
 ---------      (MBIA) ..............................................................      5.625      01/01/16       2,969,698
                                                                                                                  ------------
              TRANSPORTATION FACILITIES REVENUE (13.2%)
     1,500    Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport
                Ser 2002 B (AMT) (FGIC) .............................................      5.75       07/01/18       1,619,910
     3,000    San Francisco Airports Commission, California, San Francisco Int'l
                Airport Second Ser Refg (MBIA) ......................................      6.75       05/01/20       3,126,240
     3,000    Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT)
                (Ambac) .............................................................      6.00       11/15/18       3,266,910
     1,000    Atlanta, Georgia, Airport Ser 1994 B (AMT) (Ambac) ....................      6.00       01/01/21       1,055,790
     2,000    Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A
                (AMT) (Ambac) .......................................................      5.375      01/01/32       2,037,960
     2,000    Metropolitan Transportation Authority, New York, State Service
                Contract Ser 2002 A (MBIA) ..........................................      5.50       01/01/19       2,168,300
     3,000    Dallas Area Rapid Transportation, Texas, Ser 2001 (Ambac) .............      5.00       12/01/26       2,995,710
 ---------                                                                                                        ------------
    15,500                                                                                                          16,270,820
 ---------                                                                                                        ------------
              WATER & SEWER REVENUE (20.2%)
     4,000    Los Angeles, California, Wastewater Refg Ser 1993 A (MBIA) ............      5.70       06/01/20       4,135,679
     3,500    Lee County, Florida, Water & Sewer 1999 Ser A (Ambac) .................      4.75       10/01/23       3,458,700
     1,000    Indianapolis Local Public Improvement Bond Bank, Indiana,
                Waterworks Ser 2002 A (MBIA) ........................................      5.50       07/01/19       1,075,190
     1,000    Kansas Development Finance Authority, Public Water Supply
                Ser 2000-2 (Ambac) ..................................................      5.50       04/01/21       1,055,040

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                              COUPON      MATURITY
 THOUSANDS                                                                               RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------
 $   2,000    Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC) ...........        5.00 %     07/01/30    $  1,993,920
     2,500    Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA) ...........        5.125      07/01/30       2,516,700
     2,000    Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC) ................        4.75       11/15/17       2,047,200
              Houston, Texas, Water & Sewer
     2,500      Jr Lien Refg Ser 2001 A (FSA) .....................................        5.50       12/01/16       2,735,325
     1,000      Jr Lien Refg Ser 2002 B (Ambac) ...................................        5.75       12/01/16       1,125,430
     2,000    San Antonio, Texas, Water & Refg Ser 2002 (FSA) .....................        5.00       05/15/28       1,989,380
     2,600    King County, Washington, Sewer Refg 2001 (FGIC) .....................        5.125      01/01/20       2,662,296
 ---------                                                                                                        ------------
    24,100                                                                                                          24,794,860
 ---------                                                                                                        ------------
              OTHER REVENUE (1.6%)
     2,000    Philadelphia, Pennsylvania, Gas Works Second Ser 1998 (FSA) .........        5.00       07/01/23       2,001,120
 ---------                                                                                                        ------------
              REFUNDED (1.8%)
     2,000    Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993
 ---------      (MBIA) (ETM) ......................................................        5.375      01/01/25       2,147,180
                                                                                                                  ------------
   113,300    TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $110,763,950) ...........................................     118,190,529
 ---------                                                                                                        ------------
              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.1%)
       500    Missouri Health & Educational Facilities Authority, Washington
                University Ser 1996 D (Demand 11/01/02) ...........................        1.95*      09/01/30         500,000
     2,065    Clark County, Nevada, School District, Ser 2001 B (FSA)
                (Demand 11/01/02) .................................................        1.89*      06/15/21       2,065,000
 ---------                                                                                                        ------------
     2,565    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (COST $2,565,000).............................       2,565,000
 ---------                                                                                                        ------------
 $ 115,865    TOTAL INVESTMENTS (COST $113,328,950) (A) ..............................................    98.3%    120,755,529
 =========
              OTHER ASSETS IN EXCESS OF LIABILITIES ..................................................     1.7       2,097,417
                                                                                                      --------    ------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ...........................................   100.0%   $122,852,946
                                                                                                      ========    ============

------------
    AMT      Alternative Minimum Tax.
    COPs     Certificates of Participation.
    ETM      Escrowed to maturity.
    *        Current coupon of variable rate demand obligation.
    (a)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized appreciation is $7,426,579.

Bond Insurance:
---------------
    Ambac    Ambac Assurance Corporation.
 Connie Lee  Connie Lee Insurance Company - a wholly owned subsidiary of Ambac
             Assurance Corporation.
    FGIC     Financial Guaranty Insurance Company.
    FSA      Financial Security Assurance Inc.
    MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED




                       Geographic Summary of Investments
         Based on Market Value as a Percent of Net Assets Applicable to
                              Common Shareholders



Alabama ................  2.6%  Georgia ................  3.4%     Missouri ................ 0.4%  Texas ............... 11.7%
Alaska .................  3.4   Hawaii .................  4.6      Nevada .................. 3.7   Utah ................  3.4
Arizona ................  1.3   Illinois ...............  6.7      New York ................ 3.5   Virginia ............  3.3
California .............  8.4   Indiana ................  2.5      Ohio .................... 3.3   Washington ..........  2.2
Colorado ...............  2.7   Kansas .................  3.9      Pennsylvania ............ 1.6                         ----
District of Columbia....  1.7   Massachusetts ..........  4.9      Rhode Island ............ 1.7
Florida ................ 10.5   Michigan ...............  3.4      South Carolina .......... 3.5   Total ............... 98.3%
                                                                                                                         ====


                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002



ASSETS:
Investments in securities, at value
 (cost $113,328,950)................................................................     $ 120,755,529
Cash ...............................................................................             3,675
Interest receivable ................................................................         2,208,996
Prepaid expenses and other assets ..................................................            10,645
                                                                                         -------------
  TOTAL ASSETS .....................................................................       122,978,845
                                                                                         -------------
LIABILITIES:
Payable for:
 Investment management fee .........................................................            40,450
 Common shares of beneficial interest repurchased ..................................             5,702
Accrued expenses ...................................................................            79,747
                                                                                         -------------
  TOTAL LIABILITIES ................................................................           125,899
                                                                                         -------------
Preferred shares of beneficial interest
 (1,000,000 shares authorized of non-participating $.01 par value, none issued).....                 -
                                                                                         -------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS .....................................     $ 122,852,946
                                                                                         =============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value,
 7,768,215 shares outstanding) .....................................................     $ 111,476,346
Net unrealized appreciation ........................................................         7,426,579
Accumulated undistributed net investment income ....................................           903,065
Accumulated undistributed net realized gain ........................................         3,046,956
                                                                                         -------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS .....................................     $ 122,852,946
                                                                                         =============
NET ASSET VALUE PER COMMON SHARE,
($122,852,946 divided by 7,768,215 common shares outstanding).......................     $       15.81
                                                                                         =============


                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002



NET INVESTMENT INCOME:

INTEREST INCOME ...............................    $  6,405,231
                                                   ------------
EXPENSES
Investment management fee .....................         430,336
Professional fees .............................          46,993
Transfer agent fees and expenses ..............          44,124
Shareholder reports and notices ...............          22,511
Trustees' fees and expenses ...................          18,369
Registration fees .............................          14,096
Custodian fees ................................           8,676
Other .........................................          21,152
                                                   ------------
  TOTAL EXPENSES ..............................         606,257
Less: expense offset ..........................          (8,654)
                                                   ------------
  NET EXPENSES ................................         597,603
                                                   ------------
  NET INVESTMENT INCOME .......................       5,807,628
                                                   ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain .............................       3,041,589
Net change in unrealized appreciation .........      (2,389,567)
                                                   ------------
  NET GAIN ....................................         652,022
                                                   ------------
NET INCREASE ..................................    $  6,459,650
                                                   ============



                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS




                                                                                  FOR THE YEAR      FOR THE YEAR
                                                                                     ENDED             ENDED
                                                                                OCTOBER 31,2002   OCTOBER 31, 2001
                                                                               ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ........................................................   $  5,807,628      $  6,276,702
Net realized gain ............................................................      3,041,589         1,747,951
Net change in unrealized appreciation ........................................     (2,389,567)        4,122,017
                                                                                 ------------      ------------
  NET INCREASE ...............................................................      6,459,650        12,146,670
                                                                                 ------------      ------------
Dividends and Distributions to Common Shareholders from:
Net investment income ........................................................     (5,644,963)       (6,292,906)
Net realized gain ............................................................     (1,747,949)          (92,835)
                                                                                 ------------      ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................................     (7,392,912)       (6,385,741)
                                                                                 ------------      ------------
Decrease from transactions in common shares of beneficial interest ...........     (2,906,102)       (2,950,767)
                                                                                 ------------      ------------
  NET INCREASE (DECREASE) ....................................................     (3,839,364)        2,810,162
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period ..........................................................    126,692,310       123,882,148
                                                                                 ------------      ------------
END OF PERIOD
(Including accumulated undistributed net investment income of $903,065 and
$593,026, respectively).......................................................   $122,852,946      $126,692,310
                                                                                 ============      ============

                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Insured Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly total net assets.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $25,250,497 and $30,418,659, respectively. Included in the aforementioned are purchases with Morgan Stanley Insured Municipal Income Trust, an affiliate of the Investment Manager, of $1,958,480.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $2,600.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,209. At October 31, 2002, the Trust had an accrued pension liability of $36,002 which is included in accrued expenses in the Statement of Assets and Liabilities.


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

As of October 31, 2002, there were no preferred shares outstanding.


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:





                                                                                                         CAPITAL
                                                                                                         PAID IN
                                                                                                        EXCESS OF
                                                                              SHARES     PAR VALUE      PAR VALUE
                                                                          ------------- ----------- ----------------
Balance, October 31, 2000 ...............................................   8,171,215    $ 81,712     $117,199,582
Treasury shares purchased and retired (weighted average discount 7.26%)*     (204,600)     (2,046)      (2,948,721)
                                                                            ---------    --------     ------------
Balance, October 31, 2001 ...............................................   7,966,615      79,666      114,250,861
Treasury shares purchased and retired (weighted average discount 6.05%)*     (198,400)     (1,984)      (2,904,118)
Reclassification due to permanent book/tax differences ..................       --          --              51,921
                                                                            ---------    --------     ------------
Balance, October 31, 2002 ...............................................   7,768,215    $ 77,682     $111,398,664
                                                                            =========    ========     ============

------------
*     The Trustees have voted to retire the shares purchased.



6. FEDERAL INCOME TAX STATUS

As of October 31, 2002, the Trust had temporary book/tax differences primarily attributable to book amortization of discount on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold and market discount retained by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $57,291, accumulated undistributed net realized gain was credited $5,370 and paid-in-capital was credited $51,921.

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED


7. DIVIDENDS TO COMMON SHAREHOLDERS

On September 24, 2002, the Trust declared the following dividends from net investment income:


         AMOUNT            RECORD            PAYABLE
        PER SHARE           DATE               DATE
        ---------     ------------------ ------------------
         $0.0575      November 8, 2002   November 22, 2002
         $0.0575      December 6, 2002   December 20, 2002


8. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.


9. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2002, the Trust did not hold positions in residual interest bonds.


10. CHANGE IN ACCOUNTING POLICY

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $204,665 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the year ended October 31, 2002 was to increase net investment income by $14,640; decrease unrealized appreciation by $9,270 and decrease net realized gains by $5,370. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:




                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                       -----------------------------------------------------------------------------
                                                              2002            2001           2000            1999           1998
                                                       ----------------- -------------- -------------- --------------- -------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................       $15.90           $15.16        $14.60         $16.09         $ 15.54
                                                             ------           ------        ------         ------         -------
Income (loss) from investment operations:
 Net investment income* ..............................         0.74             0.78          0.78          0.78             0.80
 Net realized and unrealized gain (loss) .............         0.09             0.72          0.47         (1.33)            0.55
                                                             ------           ------        ------         ------         -------
Total income (loss) from investment operations .......         0.83             1.50          1.25         (0.55)            1.35
                                                             ------           ------        ------         ------         -------
Less dividends and distributions from:
 Net investment income ...............................        (0.72)           (0.78)        (0.79)        (0.78)           (0.81)
 Net realized gain ...................................        (0.22)           (0.01)          --          (0.19)             --
                                                             ------           ------        ------         ------         -------
Total dividends and distributions ....................        (0.94)           (0.79)        (0.79)        (0.97)           (0.81)
                                                             ------           ------        ------         ------         -------
Anti-dilutive effect of acquiring treasury shares* ...         0.02             0.03          0.10          0.03             0.01
                                                             ------           ------        ------         ------         -------
Net asset value, end of period .......................       $15.81           $15.90        $15.16         $14.60         $ 16.09
                                                             ======           ======        =======       =======         =======
Market value, end of period ..........................       $14.29           $15.03        $13.563       $12.625         $15.125
                                                             ======           ======        =======       =======         =======
TOTAL RETURN+ ........................................         1.38%           17.03%         14.10%       (10.80)%         11.08%

RATIOS TO AVERAGE NET ASSETS:
Total expenses (before expense offset) ...............         0.49%(1)         0.48%          0.48%         0.49 %(1)       0.47%
Net investment income ................................         4.73%(2)         4.99%          5.28%         5.04 %          5.02%

SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
 end of period, in thousands .........................     $122,853         $126,692       $123,882      $126,281        $142,133
Portfolio turnover rate ..............................           21%              22%             7%           17%              7%

------------

 * The per share amounts were computed using an average number of common shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to increase the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY INSURED MUNICIPAL SECURITIES:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Insured Municipal Securities (the "Trust"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Insured Municipal Securities as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 9, 2002


                      2002 FEDERAL TAX NOTICE (UNAUDITED)
      During the year ended October 31, 2002, the Trust paid to its shareholders $0.72 per share from tax-exempt income and $0.22 per share from long-term capital gains.

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:



                                                                                                NUMBER OF
                                                        TERM OF                               PORTFOLIOS IN
                                                      OFFICE AND                                  FUND
                                      POSITION(S)     LENGTH OF           PRINCIPAL              COMPLEX
       NAME, AGE AND ADDRESS OF         HELD WITH        TIME            OCCUPATION(S)          OVERSEEN       OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE           REGISTRANT      SERVED*       DURING PAST 5 YEARS      BY TRUSTEE**       HELD BY TRUSTEE
------------------------------------  ------------ --------------  ------------------------  -------------- ------------------------
Michael Bozic (61)                    Trustee      Since           Retired; Director or            129      Director of Weirton
c/o Mayer, Brown, Rowe & Maw                       April 1994      Trustee of the Morgan                    Steel Corporation.
Counsel to the Independent Trustees                                Stanley Funds and the
1675 Broadway                                                      TCW/DW Term Trusts;
New York, NY                                                       formerly Vice Chairman
                                                                   of Kmart Corporation
                                                                   (December 1998-October
                                                                   2000), Chairman and
                                                                   Chief Executive Officer
                                                                   of Levitz Furniture
                                                                   Corporation (November
                                                                   1995-November 1998) and
                                                                   President and Chief
                                                                   Executive Officer of
                                                                   Hills Department Stores
                                                                   (May 1991-July 1995);
                                                                   formerly variously
                                                                   Chairman, Chief
                                                                   Executive Officer,
                                                                   President and Chief
                                                                   Operating Officer
                                                                   (1987-1991) of the Sears
                                                                   Merchandise Group of
                                                                   Sears, Roebuck & Co.

Edwin J. Garn (70)                    Trustee      Since           Director or Trustee of          129      Director of Franklin
c/o Summit Ventures LLC                            January 1993    the Morgan Stanley Funds                 Covey (time management
1 Utah Center                                                      and the TCW/DW Term                      systems), BMW Bank of
201 S. Main Street                                                 Trusts; formerly United                  North America, Inc.
Salt Lake City, UT                                                 States Senator (R-Utah)                  (industrial loan
                                                                   (1974-1992) and                          corporation), United
                                                                   Chairman, Senate Banking                 Space Alliance (joint
                                                                   Committee (1980-1986);                   venture between Lockheed
                                                                   formerly Mayor of Salt                   Martin and the Boeing
                                                                   Lake City, Utah                          Company) and Nuskin Asia
                                                                   (1971-1974); formerly                    Pacific (multilevel
                                                                   Astronaut, Space Shuttle                 marketing); member of
                                                                   Discovery (April 12-19,                  the board of various
                                                                   1985); Vice Chairman,                    civic and charitable
                                                                   Huntsman Corporation                     organizations.
                                                                   (chemical company);
                                                                   member of the Utah
                                                                   Regional Advisory Board
                                                                   of Pacific Corp.

Wayne E. Hedien (68)                  Trustee      Since           Retired; Director or            129      Director of The PMI
c/o Mayer, Brown, Rowe & Maw                       September 1997  Trustee of the Morgan                    Group Inc. (private
Counsel to the Independent Trustees                                Stanley Funds and the                    mortgage insurance);
1675 Broadway                                                      TCW/DW Term Trusts;                      Trustee and Vice
New York, NY                                                       formerly associated with                 Chairman of The Field
                                                                   the Allstate Companies                   Museum of Natural
                                                                   (1966-1994), most                        History; director of
                                                                   recently as Chairman of                  various other business
                                                                   The Allstate Corporation                 and charitable
                                                                   (March 1993-December                     organizations.
                                                                   1994) and Chairman and
                                                                   Chief Executive Officer
                                                                   of its wholly-owned
                                                                   subsidiary, Allstate
                                                                   Insurance Company (July
                                                                   1989-December 1994).



                                       20

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
TRUSTEE AND OFFICER INFORMATION CONTINUED


                                                                                                NUMBER OF
                                                        TERM OF                               PORTFOLIOS IN
                                                      OFFICE AND                                  FUND
                                      POSITION(S)     LENGTH OF           PRINCIPAL              COMPLEX
       NAME, AGE AND ADDRESS OF         HELD WITH        TIME            OCCUPATION(S)          OVERSEEN       OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE           REGISTRANT      SERVED*       DURING PAST 5 YEARS      BY TRUSTEE**       HELD BY TRUSTEE
------------------------------------  ------------ --------------  ------------------------  -------------- ------------------------
Dr. Manuel H. Johnson (53)            Trustee      Since           Chairman of the Audit           129      Director of NVR, Inc.
c/o Johnson Smick International, Inc.              July 1991       Committee and Director                   (home construction);
1133 Connecticut Avenue, N.W.                                      or Trustee of the Morgan                 Chairman and Trustee of
Washington, D.C.                                                   Stanley Funds and the                    the Financial Accounting
                                                                   TCW/DW Term Trusts;                      Foundation (oversight
                                                                   Senior Partner, Johnson                  organization of the
                                                                   Smick International,                     Financial Accounting
                                                                   Inc., a consulting firm;                 Standards Board).
                                                                   Co-Chairman and a
                                                                   founder of the Group of
                                                                   Seven Council (G7C), an
                                                                   international economic
                                                                   commission; formerly
                                                                   Vice Chairman of the
                                                                   Board of Governors of
                                                                   the Federal Reserve
                                                                   System and Assistant
                                                                   Secretary of the U.S.
                                                                   Treasury.

Michael E. Nugent (66)                Trustee      Since           Chairman of the                 207      Director of various
c/o Triumph Capital, L.P.                          July 1991       Insurance Committee and                  business organizations.
237 Park Avenue                                                    Director or Trustee of
New York, NY                                                       the Morgan Stanley Funds
                                                                   and the TCW/DW Term
                                                                   Trusts; director/
                                                                   trustee of various
                                                                   investment companies
                                                                   managed by Morgan
                                                                   Stanley Investment
                                                                   Management Inc. and
                                                                   Morgan Stanley
                                                                   Investments LP (since
                                                                   July 2001); General
                                                                   Partner, Triumph
                                                                   Capital, L.P., a private
                                                                   investment partnership;
                                                                   formerly Vice President,
                                                                   Bankers Trust Company
                                                                   and BT Capital
                                                                   Corporation (1984-1988).

                                       21

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:





                                                                                                NUMBER OF
                                                       TERM OF                                PORTFOLIOS IN
                                                     OFFICE AND                                   FUND
                                      POSITION(S)     LENGTH OF            PRINCIPAL             COMPLEX
   NAME, AGE AND ADDRESS OF            HELD WITH        TIME             OCCUPATION(S)          OVERSEEN       OTHER DIRECTORSHIPS
      INTERESTED TRUSTEE               REGISTRANT      SERVED*       DURING PAST 5 YEARS      BY TRUSTEE**       HELD BY TRUSTEE
------------------------------------  -----------  --------------  ------------------------  -------------- ------------------------
Charles A. Fiumefreddo (69)           Chairman     Since           Chairman and Director or        129      None
c/o Morgan Stanley Trust              and Trustee  July 1991       Trustee of the Morgan
Harborside Financial Center,                                       Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts;
Jersey City, NJ                                                    formerly Chairman, Chief
                                                                   Executive Officer and
                                                                   Director of the
                                                                   Investment Manager, the
                                                                   Distributor and Morgan
                                                                   Stanley Services,
                                                                   Executive Vice President
                                                                   and Director of Morgan
                                                                   Stanley DW, Chairman and
                                                                   Director of the Transfer
                                                                   Agent, and Director
                                                                   and/or officer of
                                                                   various Morgan Stanley
                                                                   subsidiaries (until June
                                                                   1998) and Chief
                                                                   Executive Officer of the
                                                                   Morgan Stanley Funds and
                                                                   the TCW/DW Term Trusts
                                                                   (until September 2002).

James F. Higgins (54)                 Trustee      Since           Senior Advisor of Morgan        129      None
c/o Morgan Stanley Trust                           June 2000       Stanley (since August
Harborside Financial Center,                                       2000); Director of the
Plaza Two,                                                         Distributor and Dean
Jersey City, NJ                                                    Witter Realty Inc.;
                                                                   Director or Trustee of
                                                                   the Morgan Stanley Funds
                                                                   and the TCW/DW Term
                                                                   Trusts (since June
                                                                   2000); previously
                                                                   President and Chief
                                                                   Operating Officer of the
                                                                   Private Client Group of
                                                                   Morgan Stanley (May
                                                                   1999-August 2000),
                                                                   President and Chief
                                                                   Operating Officer of
                                                                   Individual Securities of
                                                                   Morgan Stanley (February
                                                                   1997-May 1999).

Philip J. Purcell (59)                Trustee      Since           Director or Trustee of    129            Director of American
1585 Broadway                                      April 1994      the Morgan Stanley Funds                 Airlines, Inc. and its
New York, NY                                                       and the TCW/DW Term                      parent company, AMR
                                                                   Trusts; Chairman of the                  Corporation.
                                                                   Board of Directors and
                                                                   Chief Executive Officer
                                                                   of Morgan Stanley and
                                                                   Morgan Stanley DW;
                                                                   Director of the
                                                                   Distributor; Chairman of
                                                                   the Board of Directors
                                                                   and Chief Executive
                                                                   Officer of Novus Credit
                                                                   Services Inc.; Director
                                                                   and/or officer of
                                                                   various Morgan Stanley
                                                                   subsidiaries.


------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:





                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF         HELD WITH             TIME
       EXECUTIVE OFFICER            REGISTRANT          SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ------------------- ----------------- ---------------------------------------------------------------
Mitchell M. Merin (49)         President and       President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Chief Executive     May 1999 and      Investment Management (since December 1998); President,
New York, NY                   Officer             Chief Executive   Director (since April 1997) and Chief Executive Officer
                                                   Officer since     (since June 1998) of the Investment Manager and Morgan
                                                   September 2002    Stanley Services; Chairman, Chief Executive Officer and
                                                                     Director of the Distributor (since June 1998); Chairman
                                                                     (since June 1998) and Director (since January 1998) of the
                                                                     Transfer Agent; Director of various Morgan Stanley
                                                                     subsidiaries; President (since May 1999) and Chief
                                                                     Executive Officer (since September 2002) of the Morgan
                                                                     Stanley Funds and TCW/DW Term Trusts; Trustee of various
                                                                     Van Kampen investment companies (since December 1999);
                                                                     previously Chief Strategic Officer of the Investment
                                                                     Manager and Morgan Stanley Services and Executive Vice
                                                                     President of the Distributor (April 1997-June 1998), Vice
                                                                     President of the Morgan Stanley Funds (May 1997-April
                                                                     1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)                Vice President,     Since             General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    Secretary and       February 1997     (since December 2000) of Morgan Stanley Investment
New York, NY                   General Counsel                       Management; Managing Director (since December 2000), and
                                                                     Secretary and General Counsel (since February 1997) and
                                                                     Director (since July 1998) of the Investment Manager and
                                                                     Morgan Stanley Services; Assistant Secretary of Morgan
                                                                     Stanley DW; Vice President, Secretary and General Counsel
                                                                     of the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                     February 1997); Vice President and Secretary of the
                                                                     Distributor; previously, Senior Vice President, Assistant
                                                                     Secretary and Assistant General Counsel of the Investment
                                                                     Manager and Morgan Stanley Services.

Thomas F. Caloia (56)          Treasurer           Since             First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           April 1989        Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                         Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)         Vice President      Since             Managing Director, Chief Administrative Officer and
1221 Avenue of the Americas                        October 1998      Director (since February 1999) of the Investment Manager
New York, NY                                                         and Morgan Stanley Services and Chief Executive Officer
                                                                     and Director of the Transfer Agent; previously Managing
                                                                     Director of the TCW Group Inc.

Joseph J. McAlinden (59)       Vice President      Since             Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        July 1995         Investment Manager, Morgan Stanley Investment Management
New York, NY                                                         Inc. and Morgan Stanley Investments LP; Director of the
                                                                     Transfer Agent; Chief Investment Officer of the Van Kampen
                                                                     Funds.

Francis Smith (37)             Vice President      Since             Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust       and Chief           September 2002    Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center,   Financial Officer                     2002); Executive Director of the Investment Manager and
Plaza Two,                                                           Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                      Vice President of the Investment Manager and Morgan
                                                                     Stanley Services (August 2000-November 2001), Senior
                                                                     Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                                     2000) and Associate-Fund Administration at BlackRock
                                                                     Financial Management (July 1996-December 1997).

James F. Willison (58)         Vice President      Since Inception   Managing Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                                          Manager and/or its investment management affiliates for
New York, New York                                                   over 5 years.

Joseph R. Arcieri (53)         Vice President      Since             Executive Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        January 2002      Manager and/or its investment management affiliates for
New York, New York                                                   over 5 years.

Robert W. Wimmel (37)          Vice President      Since             Vice President and Portfolio Manager of the Investment
1 Parkview Plaza                                   January 2002      Manager and/or its investment management affiliates for
Oakbrook Terrace, Illinois                                           over 5 years.

------------
* Each Officer serves an indefinite term, until his or her successor is elected.


                                       23




[MORGAN STANLEY LOGO]

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors, Inc.
1221 Avenue of the Americas
New York, New York 10020




Investments and services offered through Morgan Stanley DW Inc., member SIPC.

[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]

MORGAN STANLEY
INSURED MUNCIPAL SECURITIES

Annual Report
October 31, 2002

38620RPT-9135K02-AS-11/02